Operating Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Operating Leases [Abstract]
OPERATING LEASES

NOTE 10 – OPERATING LEASES

During the period ending December 31, 2021, Global Stem Cell Group, Inc. entered into the Cancun lease with HELLIMEX, S.A. DE CV. The property is located in the Tulum Trade Center, consisting of 1,647 square feet with a monthly rent of $2,714 and a security deposit of $5,588. The lease beginning January 16, 2022, and ending on January 15, 2024.

In January 2022, the Company began the buildout of the clinic and began to order equipment. The Cancun facility was inaugurated in May 2022 and is accredited both by the Mexican General Health Council and Cofepris (Mexican FDA).

Due to the expansion of the Cancun Clinic, an additional 1,216 square feet Global Stem Cell Group, Inc. entered into a new Cancun lease with RIVIERA MAYA, S.A. DE C.V beginning January 16, 2024, and ending on January 15, 2026. The property is located in the Tulum Trade Center, consisting of 2,863 square feet with a monthly rent of $6,341 and a security deposit of $11,725.

On December 31, 2024, the Company signed a five-year extension commencing on December 31, 2024, and ending on December 31, 2029, with a monthly rent of $5,295 for the first year and a 4% annual increase beginning with the second year. The security deposit remained the same.

The following table summarizes the Company’s undiscounted cash payment obligations for its non-cancelable lease liabilities through the end of the expected term of the lease:

2025	$47,655
2026	66,084
2027	68,724
2028	71,472
2029	74,328
Total undiscounted cash payments	328,263
Less interest	(43,057)
Present value of payments	$285,206

NOTE 11 – OPERATING LEASES

During the period ending December 31, 2021, Global Stem Cell Group, Inc. entered into the Cancun lease with HELLIMEX, S.A. DE CV. The property is located in the Tulum Trade Center, consisting of 1,647 square feet with a monthly rent of $2,714 and a security deposit of $5,588. The lease beginning January 16, 2022, and ending on January 15, 2024.

In January 2022, the Company began the buildout of the clinic and began to order equipment. The Cancun facility was inaugurated in May 2022 and is accredited both by the Mexican General Health Council and Cofepris (Mexican FDA).

Due to the expansion of the Cancun Clinic, an additional 1,216 square feet Global Stem Cell Group, Inc. entered into a new Cancun lease with RIVIERA MAYA, S.A. DE C.V beginning January 16, 2024, and ending on January 15, 2026. The property is located in the Tulum Trade Center, consisting of 2,863 square feet with a monthly rent of $6,341 and a security deposit of $11,725.

On December 31, 2024, the company signed a five-year extension commencing on December 31, 2024, and ending on December 31, 2029. The monthly rent and security deposit remained the same.

The following table summarizes the Company’s undiscounted cash payment obligations for its non-cancelable lease liabilities through the end of the expected term of the lease:

2025	$63,540
2026	63,540
2027	63,540
2028	63,540
2029	63,540
Total undiscounted cash payments	317,700
Less interest	(42,444)
Present value of payments	$275,256